SUPPLEMENT DATED JULY 22, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective July 21, 2003, the W&R Target Funds, Inc. - Small Cap Portfolio changed its name to:

               W&R Target Funds, Inc. - Small Cap Growth Portfolio